Related parties (Detail 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Outstanding Balances For Related Party Transactions [Line Items]
Carrying amount at the beginning of the year	$ 829	$ 565
Additions	145	276
Reductions	(5)	(13)
Foreign currency translation	13	0
Carrying amount at the end of the year	982	829
of which: unsecured loans	971	818
Other transactions with associates and joint ventures
Payments to associates and joint ventures for goods and services received	124	177
Fees received for services provided to associates and joint ventures	1	4
Liabilities to associates and joint ventures	101
Commitments and contingent liabilities to associates and joint ventures	1,598	4
UBS AG
Outstanding Balances For Related Party Transactions [Line Items]
Carrying amount at the beginning of the year	829	565
Additions	145	276
Reductions	(5)	(13)
Foreign currency translation	13	0
Carrying amount at the end of the year	982	829
of which: unsecured loans	971	818
Other transactions with associates and joint ventures
Payments to associates and joint ventures for goods and services received	124	177
Fees received for services provided to associates and joint ventures	1	4
Liabilities to associates and joint ventures	101
Commitments and contingent liabilities to associates and joint ventures	$ 1,598	$ 4